Right-of-use assets and lease liabilities (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets and lease liabilities
Depreciation charges	$ 979	$ 877
General and administrative expenses	86	111
Selling expenses	$ 507	$ 469